NOTE PAYABLE - RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Note Payable - Related Party
NOTE PAYABLE - RELATED PARTY

NOTE 8 – NOTE PAYABLE - RELATED PARTY

Notes payable - related party totaled $300,000 and $0 on June 30, 2021, and December 31, 2020, respectively.

On April 2, 2021, the Company issued a promissory note with Paul Sallarulo, a member of our Board of Directors, in exchange for $150,000 bearing an interest rate of 18% per annum and payable in 1 year. The company also issued 1,500,000 common stock warrants at an exercise price of $0.20 per share expiring in 5 years.

On April 2, 2021, the Company issued a promissory note with Michael V. Barbera, our Chairman of the Board, in exchange for $150,000 bearing an interest rate of 18% per annum and payable in 1 year. The company also issued 1,500,000 common stock warrants at an exercise price of $0.20 per share expiring in 5 years.

Interest expense for the Company’s notes payable – related party for the three and six months ended June 30, 2021, was $13,335, respectively, compared to $364 and $2,455 for the three and six months ended June 30, 2020.

Accrued interest for the Company’s notes payable - related party on June 30, 2021, and December 31, 2020, was $13,335 and $0, respectively, and is included in accrued expenses on the condensed consolidated balance sheets.

NOTE 8 – NOTES PAYABLE - RELATED PARTY

Notes payable – related party totaled $0 at December 31, 2020 and December 31, 2019.

On January 16, 2020, the Company entered into a demand note agreement with our Board Chairman, Michael V. Barbera, in the amount of $50,000. The note has a term of 6 months bearing an interest rate of 10% per annum. On April 13, 2020, an addendum was executed changing the terms of the note to a convertible note payable bearing an interest rate of 12% per annum. Per the addendum, the principal and accrued interest is convertible at the option of the holder after June 5, 2020 at a 20% discount of that days’ closing price. See Note 6 for information regarding this convertible note payable – related party.

On January 16, 2020, the Company entered into a demand note agreement with an entity managed by Ronald J. LoRicco, Sr., a member of our Board of Directors, in the amount of $50,000. The note has a term of 6 months bearing an interest rate of 10% per annum. On April 13, 2020, an addendum was executed changing the terms of the note to a convertible note payable bearing an interest rate of 12% per annum. Per the addendum, the principal and accrued interest is convertible at the option of the holder after June 5, 2020 at a 20% discount of that days’ closing price. See Note 6 for information regarding this convertible note payable – related party.

Interest expense for the Company’s notes payable – related party was $2,455 and $2,926 for the years ended December 31, 2020 and December 31, 2019, respectively. Accrued interest for the Company’s notes payable – related party at December 31, 2020 and December 31, 2019 was $0 and $0, respectively, and is included in accrued expenses on the consolidated balance sheets.